Personnel Expenses - Summary of Personnel Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (96,891,457)	$ (90,470,273)	$ (93,573,438)
Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(54,764,497)	(54,506,021)	(58,186,840)
Social Contributions on Payroll
Disclosure of personnel expenses [line items]
Personnel Expenses	(13,055,718)	(12,723,002)	(13,386,919)
Personnel Compensations and Rewards
Disclosure of personnel expenses [line items]
Personnel Expenses	(24,189,712)	(18,892,664)	(17,087,970)
Services for Personnel
Disclosure of personnel expenses [line items]
Personnel Expenses	(2,694,456)	(2,305,942)	(2,249,939)
Other Short-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	(1,963,003)	(1,754,829)	(2,297,930)
Other Long-term Personnel Expenses
Disclosure of personnel expenses [line items]
Personnel Expenses	$ (224,071)	$ (287,815)	$ (363,840)